Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ 4,625	$ 2,208	$ 34,914	$ (7,473)	$ (1,854)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	1,760	3,675	8,300	22,077	25,832
Provision for depreciation	606	486	2,081	1,842	1,859
Deferred income taxes	1,671	0	(16,895)	(735)	0
Stock based compensation	32	40	145	1,593	1,659
Net amortization of premium/discount on debt and mortgage related securities	620	216	1,647	635	70
Amortization of unearned ESOP shares	150	44	306	202	264
Gain on sale of loans held for sale	(19,996)	(14,964)	(90,171)	(37,667)	(35,465)
Loans originated for sale	(430,108)	(326,882)	(1,749,426)	(1,027,346)	(1,084,362)
Proceeds on sales of loans originated for sale	479,549	339,428	1,794,268	1,072,863	1,068,746
(Increase) decrease in accrued interest receivable	(500)	147	612	37	424
Increase in cash surrender value of life insurance	(140)	(145)	(1,071)	(1,124)	(1,138)
Decrease in accrued interest on deposits and borrowings	(64)	(117)	(372)	(239)	(1,011)
Increase in other liabilities	(4,947)	(2,610)	4,796	211	7,565
Increase (decrease) in accrued tax payable	(557)	(17)	(161)	1,282	5,606
(Loss) gain on sale of available for sale securities	9	(241)	(522)	(53)	(55)
Impairment of securities	0	4	213	456	0
Net realized and unrealized (gain) loss related to real estate owned	(352)	533	6,162	6,052	675
Other	(2,319)	(1,232)	(2,963)	2,477	(1,943)
Net cash (used in) provided by operating actitivies	30,039	573	(8,137)	35,090	(13,128)
Investing activities:
Net decrease in loans receivable	2,496	6,779	51,023	42,692	46,642
Purchases of:
Debt securities	(26,316)	(980)	(19,269)	(85,802)	(66,955)
Mortgage related securities	(3,096)	(51,367)	(115,660)	(14,184)	(34,700)
Premises and equipment, net	(537)	(396)	(1,674)	(1,021)	(925)
Bank owned life insurance			(240)	(240)	(306)
Proceeds from:
Principal repayments on mortgage-related securities	11,036	7,339	35,504	31,433	40,624
Maturities of debt securities	815	25,072	71,065	62,115	47,202
Sales of debt securities	921	11,908	11,798	0	14,023
Sales of mortgage-related securities			18,291	3,230	6,710
Calls of structured notes	0	2,648	2,648	0	0
Sales of real estate owned	8,512	6,490	36,580	23,231	33,577
Redemption of FHLB stock	0	852	1,459	0	0
Net cash (used in) provided by investing activities	(6,169)	8,345	91,525	61,454	85,892
Financing activities:
Net decrease in deposits	(24,594)	(7,538)	(111,779)	(94,237)	(19,361)
Net change in short-term borrowings	(564)	(1,945)	18,750	4,179	(50,941)
Net change in advance payments by borrowers for taxes	(6,067)	(4,208)	730	(1,437)	1,749
Net cash used in financing activities	(31,225)	(13,691)	(92,299)	(91,495)	(68,553)
(Decrease) increase in cash and cash equivalents	(7,355)	(4,773)	(8,911)	5,049	4,211
Cash and cash equivalents at beginning of period	71,469	80,380	80,380	75,331	71,120
Cash and cash equivalents at end of period	64,114	75,607	71,469	80,380	75,331
Cash paid, credited or (received) during the period for:
Income tax payments (refunds)	1,809	47	4,852	69	(5,554)
Interest payments	6,105	7,833	28,273	33,076	41,013
Noncash investing activities:
Loans receivable transferred to real estate owned	$ 2,734	$ 6,349	$ 22,282	$ 28,259	$ 41,781